UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08059

Cohen & Steers Global Realty Shares, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Global Realty Shares, Inc. annual shareholder report as of December 31, 2025 Class A - CSFAX

This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.19%
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.30% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA Index-net,1 which returned 9.58%, and the MSCI World Index - net, which returned 21.09%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,1 led by an overweight position in health care REIT Welltower. A favorable supply and demand backdrop that led to high and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock struggled after the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. Stock selection in Japan aided performance as well. Overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. A non-allocation to Israel further detracted from relative performance. The market rallied in the wake of the U.S. mid-year strike against Iran's nuclear development program.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Japan	Israel
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	FTSE EPRA Index - net[1]
MSCI World Index - net
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	5.33%	1.99%	4.07%
Without sales charge	10.30%	2.94%	4.55%
MSCI World Index - net	21.09%	12.15%	12.17%
FTSE EPRA Index - net[1]	9.58%	2.76%	3.25%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$2,047,136,768
Number of portfolio holdings (excluding derivatives)	98
Portfolio turnover rate	57%
Net advisory fees paid	$14,335,643
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Sector diversification[3,5]	(%)
Diversified	20.9%
Health Care	14.1%
Residential	12.0%
Industrials	11.2%
Retail	11.2%
Data Centers	9.2%
Office	5.4%
Self Storage	5.0%
Specialty	3.6%
Other (includes short-term investments)	7.4%

Country diversification[3,5]	(%)
United States	61.5%
Japan	9.5%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.1%
Singapore	3.1%
France	2.4%
Germany	1.9%
Canada	1.8%
Other (includes short-term investments)	6.7%

Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed Real Estate Index - net.
[2]	Reflects a 4.50% front-end sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Global Realty Shares, Inc. annual shareholder report as of December 31, 2025 Class C - CSFCX

This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.84%
How did the Fund perform during the last year and what affected its performance?

The share class had a 9.57% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA Index-net,1 which returned 9.58%, and the MSCI World Index - net, which returned 21.09%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,1 led by an overweight position in health care REIT Welltower. A favorable supply and demand backdrop that led to high and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock struggled after the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. Stock selection in Japan aided performance as well. Overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. A non-allocation to Israel further detracted from relative performance. The market rallied in the wake of the U.S. mid-year strike against Iran's nuclear development program.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Japan	Israel
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	FTSE EPRA Index - net[1]
MSCI World Index - net
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge	8.57%[2]	2.27%	3.87%
Without sales charge	9.57%	2.27%	3.87%
MSCI World Index - net	21.09%	12.15%	12.17%
FTSE EPRA Index - net[1]	9.58%	2.76%	3.25%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$2,047,136,768
Number of portfolio holdings (excluding derivatives)	98
Portfolio turnover rate	57%
Net advisory fees paid	$14,335,643
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Sector diversification[3,5]	(%)
Diversified	20.9%
Health Care	14.1%
Residential	12.0%
Industrials	11.2%
Retail	11.2%
Data Centers	9.2%
Office	5.4%
Self Storage	5.0%
Specialty	3.6%
Other (includes short-term investments)	7.4%

Country diversification[3,5]	(%)
United States	61.5%
Japan	9.5%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.1%
Singapore	3.1%
France	2.4%
Germany	1.9%
Canada	1.8%
Other (includes short-term investments)	6.7%

Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed Real Estate Index - net.
[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Global Realty Shares, Inc. annual shareholder report as of December 31, 2025 Class I - CSSPX

This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.61% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA Index-net,1 which returned 9.58%, and the MSCI World Index - net, which returned 21.09%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,1 led by an overweight position in health care REIT Welltower. A favorable supply and demand backdrop that led to high and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock struggled after the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. Stock selection in Japan aided performance as well. Overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. A non-allocation to Israel further detracted from relative performance. The market rallied in the wake of the U.S. mid-year strike against Iran's nuclear development program.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Japan	Israel
Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	FTSE EPRA Index - net[1]
MSCI World Index - net
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class I2	10.61%	3.24%	4.87%
MSCI World Index - net	21.09%	12.15%	12.17%
FTSE EPRA Index - net[1]	9.58%	2.76%	3.25%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$2,047,136,768
Number of portfolio holdings (excluding derivatives)	98
Portfolio turnover rate	57%
Net advisory fees paid	$14,335,643
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Sector diversification[3,5]	(%)
Diversified	20.9%
Health Care	14.1%
Residential	12.0%
Industrials	11.2%
Retail	11.2%
Data Centers	9.2%
Office	5.4%
Self Storage	5.0%
Specialty	3.6%
Other (includes short-term investments)	7.4%

Country diversification[3,5]	(%)
United States	61.5%
Japan	9.5%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.1%
Singapore	3.1%
France	2.4%
Germany	1.9%
Canada	1.8%
Other (includes short-term investments)	6.7%

Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed Real Estate Index - net.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Global Realty Shares, Inc. annual shareholder report as of December 31, 2025 Class R - GRSRX

This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$141	1.34%
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.09% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA Index-net,1 which returned 9.58%, and the MSCI World Index - net, which returned 21.09%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,1 led by an overweight position in health care REIT Welltower. A favorable supply and demand backdrop that led to high and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock struggled after the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. Stock selection in Japan aided performance as well. Overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. A non-allocation to Israel further detracted from relative performance. The market rallied in the wake of the U.S. mid-year strike against Iran's nuclear development program.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Japan	Israel
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	FTSE EPRA Index - net[1]
MSCI World Index - net
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class R2	10.09%	2.78%	4.39%
MSCI World Index - net	21.09%	12.15%	12.17%
FTSE EPRA Index - net[1]	9.58%	2.76%	3.25%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$2,047,136,768
Number of portfolio holdings (excluding derivatives)	98
Portfolio turnover rate	57%
Net advisory fees paid	$14,335,643
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Sector diversification[3,5]	(%)
Diversified	20.9%
Health Care	14.1%
Residential	12.0%
Industrials	11.2%
Retail	11.2%
Data Centers	9.2%
Office	5.4%
Self Storage	5.0%
Specialty	3.6%
Other (includes short-term investments)	7.4%

Country diversification[3,5]	(%)
United States	61.5%
Japan	9.5%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.1%
Singapore	3.1%
France	2.4%
Germany	1.9%
Canada	1.8%
Other (includes short-term investments)	6.7%

Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed Real Estate Index - net.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

Cohen & Steers Global Realty Shares, Inc. annual shareholder report as of December 31, 2025 Class Z - CSFZX

This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$88	0.84%
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.68% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA Index-net,1 which returned 9.58%, and the MSCI World Index - net, which returned 21.09%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,1 led by an overweight position in health care REIT Welltower. A favorable supply and demand backdrop that led to high and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock struggled after the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. Stock selection in Japan aided performance as well. Overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. A non-allocation to Israel further detracted from relative performance. The market rallied in the wake of the U.S. mid-year strike against Iran's nuclear development program.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Japan	Israel
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	FTSE EPRA Index - net[1]
MSCI World Index - net
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class Z2	10.68%	3.30%	4.91%
MSCI World Index - net	21.09%	12.15%	12.17%
FTSE EPRA Index - net[1]	9.58%	2.76%	3.25%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2025)
Net assets	$2,047,136,768
Number of portfolio holdings (excluding derivatives)	98
Portfolio turnover rate	57%
Net advisory fees paid	$14,335,643
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Sector diversification[3,5]	(%)
Diversified	20.9%
Health Care	14.1%
Residential	12.0%
Industrials	11.2%
Retail	11.2%
Data Centers	9.2%
Office	5.4%
Self Storage	5.0%
Specialty	3.6%
Other (includes short-term investments)	7.4%

Country diversification[3,5]	(%)
United States	61.5%
Japan	9.5%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.1%
Singapore	3.1%
France	2.4%
Germany	1.9%
Canada	1.8%
Other (includes short-term investments)	6.7%

Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed Real Estate Index - net.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR (“Code of Ethics”) that applies to its Principal Executive Officer and Principal Financial Officer. The Code of Ethics was in effect during the reporting period. The Registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period. The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period. Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 1166 Avenue of the Americas, 30th Floor, New York, NY 10036.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors (the “Board”) has determined that Gerald J. Maginnis qualifies as an audit committee financial expert based on his years of experience in the public accounting profession. The Registrant’s Board has determined that Michael G. Clark qualifies as an audit committee financial expert based on his years of experience in the public accounting profession and the investment management and financial services industry. The Registrant’s Board has determined that Ramona Rogers-Windsor qualifies as an audit committee financial expert based on her years of experience in the investment management and financial services industry. Each of Messrs. Clark and Maginnis and Ms. Ramona Rogers-Windsor is a member of the Board’s audit committee, and each is independent as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years ended December 31, 2025 and December 31, 2024 for professional services rendered by the Registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$50,068	$50,068
Audit-Related Fees	$0	$0
Tax Fees	$0	$6,222
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the review of federal and state tax returns.

(e)(1) The audit committee is required to pre-approve audit and non-audit services performed for the Registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the Registrant’s principal accountant for the Registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant, if the engagement for services relates directly to the operations and financial reporting of the Registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the Board of the Registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee may not delegate its responsibility to pre-approve services to be performed by the Registrant’s principal accountant to the investment advisor.

(e)(2) No services included in (b) – (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant and for non-audit services rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant were:

	2025	2024
Registrant	$0	$6,222
Investment Advisor	$0	$0

(h) The Registrant’s audit committee considered whether the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Cohen & Steers Global Realty Shares, Inc.

We would like to share with you our report for the year ended December 31, 2025. The total returns for the Cohen & Steers Global Realty Shares, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended December 31, 2025	Year Ended December 31, 2025
Cohen & Steers Global Realty Shares:
Class A	2.41%	10.30%
Class C	2.07%	9.57%
Class I	2.56%	10.61%
Class R	2.32%	10.09%
Class Z	2.57%	10.68	%(a)
MSCI World Index—net(b)	10.61%	21.09%
FTSE EPRA Nareit Developed Real Estate Index—net(b)	3.30%	9.58%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, where applicable, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s net investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

(a)

The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the Financial Highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America (GAAP).

(b)

The MSCI World Index—net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes. FTSE EPRA Nareit Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total return index, which consists of publicly traded equity real estate investment trusts (REITs) and listed property companies from developed markets and is net of dividend withholding taxes.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2025

		Shares	Value
COMMON STOCK—REAL ESTATE	98.8%
AUSTRALIA	6.4%
DIVERSIFIED	5.9%
Charter Hall Group		1,042,336	$17,007,492
Dexus		2,984,466	13,802,366
Goodman Group		2,924,750	60,467,756
Ingenia Communities Group		3,842,152	13,256,192
Stockland		4,167,761	15,937,167

			120,470,973

RETAIL	0.5%
Scentre Group		4,043,167	11,332,472

TOTAL AUSTRALIA			131,803,445

BELGIUM	1.8%
HEALTH CARE	0.9%
Aedifica SA		228,860	18,154,548

INDUSTRIALS	0.6%
VGP NV		30,635	3,546,222
Warehouses De Pauw CVA		341,835	8,886,145

			12,432,367

RESIDENTIAL	0.3%
Xior Student Housing NV(a)		187,736	6,387,162

TOTAL BELGIUM			36,974,077

CANADA	1.8%
INDUSTRIALS	1.2%
Dream Industrial Real Estate Investment Trust		2,824,554	25,888,229

RETAIL	0.6%
First Capital Real Estate Investment Trust		843,401	11,613,624

TOTAL CANADA			37,501,853

CHINA	0.3%
DATA CENTERS
GDS Holdings Ltd., (H Shares)(b)		1,237,800	5,359,819

FRANCE	2.4%
INDUSTRIALS	0.2%
ARGAN SA		57,433	4,454,687

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
RETAIL	2.2%
Klepierre SA		572,433	$22,697,683
Mercialys SA		704,698	9,142,898
Unibail-Rodamco-Westfield		122,568	13,361,328

			45,201,909

TOTAL FRANCE			49,656,596

GERMANY	1.9%
INDUSTRIAL OFFICE	0.3%
Sirius Real Estate Ltd.		3,964,226	5,145,868

RESIDENTIAL	1.6%
LEG Immobilien SE		95,132	6,959,496
TAG Immobilien AG		577,021	8,971,462
Vonovia SE		606,850	17,501,195

			33,432,153

TOTAL GERMANY			38,578,021

HONG KONG	3.1%
DIVERSIFIED	2.6%
Link REIT		4,490,172	20,042,990
Sun Hung Kai Properties Ltd.		2,115,000	25,735,349
Wharf Real Estate Investment Co. Ltd.		2,136,000	6,746,101

			52,524,440

OFFICE	0.5%
Hongkong Land Holdings Ltd.		1,568,900	10,903,855

TOTAL HONG KONG			63,428,295

JAPAN	9.5%
DIVERSIFIED	6.8%
Japan Metropolitan Fund Invest		19,464	15,420,598
KDX Realty Investment Corp.		7,418	8,330,096
Mitsubishi Estate Co. Ltd.		1,566,000	38,200,243
Mitsui Fudosan Co. Ltd.		2,833,100	32,203,361
Nomura Real Estate Master Fund, Inc.		16,382	18,103,449
Sumitomo Realty & Development Co. Ltd.		1,052,400	26,417,497

			138,675,244

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
INDUSTRIALS	1.3%
GLP J-REIT		9,877	$9,388,951
Nippon Prologis REIT, Inc.		28,466	16,882,606

			26,271,557

OFFICE	1.1%
Japan Real Estate Investment Corp.		20,568	17,188,146
Nippon Building Fund, Inc.		6,554	5,979,103

			23,167,249

RESIDENTIAL	0.3%
Mitsui Fudosan Accommodations Fund, Inc.		6,387	5,480,163

TOTAL JAPAN			193,594,213

SINGAPORE	3.1%
DATA CENTERS	0.4%
Digital Core REIT Management Pte. Ltd.		16,690,452	8,512,130

DIVERSIFIED	1.6%
CapitaLand Integrated Commercial Trust		12,023,592	22,355,986
CapitaLand Investment Ltd.		2,538,100	5,351,059
UOL Group Ltd.		673,200	4,577,383

			32,284,428

HEALTH CARE	0.1%
Parkway Life Real Estate Investment Trust		703,300	2,232,351

OFFICE	0.5%
Keppel REIT		13,610,300	10,323,668

RESIDENTIAL	0.5%
Centurion Accommodation REIT(b)		10,607,000	9,159,616

TOTAL SINGAPORE			62,512,193

SPAIN	0.8%
DIVERSIFIED	0.6%
Merlin Properties Socimi SA		869,481	12,701,149

INFRASTRUCTURE	0.2%
Cellnex Telecom SA(c)		130,075	4,193,063

TOTAL SPAIN			16,894,212

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
SWEDEN	1.7%
DIVERSIFIED	1.0%
Fastighets AB Balder, Class B(b)		1,334,654	$9,886,863
Nyfosa AB		477,426	3,853,012
Wihlborgs Fastigheter AB		594,836	5,895,702

			19,635,577

INDUSTRIALS	0.6%
Catena AB		147,788	7,236,499
Swedish Logistic Property AB, Class B(b)		1,190,110	5,358,177

			12,594,676

OFFICE	0.1%
Atrium Ljungberg AB, Class B		633,294	2,284,784

TOTAL SWEDEN			34,515,037

SWITZERLAND	1.1%
DIVERSIFIED
Swiss Prime Site AG		145,950	22,700,467

UNITED KINGDOM	3.5%
DIVERSIFIED	1.3%
British Land Co. PLC		726,945	3,956,779
Land Securities Group PLC		1,563,944	13,112,501
LondonMetric Property PLC		4,276,373	10,934,951

			28,004,231

INDUSTRIALS	1.3%
Segro PLC		757,788	7,358,603
Tritax Big Box REIT PLC		9,504,929	19,500,129

			26,858,732

OFFICE	0.3%
Great Portland Estates PLC		1,307,126	5,611,782

SELF STORAGE	0.6%
Big Yellow Group PLC		508,143	7,164,594
Safestore Holdings PLC		502,997	4,990,191

			12,154,785

TOTAL UNITED KINGDOM			72,629,530

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
UNITED STATES	61.4%
DATA CENTERS	8.6%
Digital Realty Trust, Inc.		713,029	$110,312,716
Equinix, Inc.		85,211	65,285,260

			175,597,976

HEALTH CARE	13.1%
CareTrust REIT, Inc.		556,809	20,134,213
Healthcare Realty Trust, Inc., Class A		1,725,672	29,250,140
Omega Healthcare Investors, Inc.		451,128	20,003,016
PACS Group, Inc.(b)		203,232	7,802,076
Welltower, Inc.		1,030,096	191,196,119

			268,385,564

HOTEL	2.7%
Caesars Entertainment, Inc.(b)		573,671	13,418,165
Host Hotels & Resorts, Inc.		2,383,672	42,262,504

			55,680,669

INDUSTRIALS	5.9%
First Industrial Realty Trust, Inc.		271,196	15,531,395
Lineage, Inc.(d)		68,361	2,392,618
Prologis, Inc.		803,461	102,569,831

			120,493,844

INFRASTRUCTURE	2.6%
Crown Castle, Inc.		600,243	53,343,595

OFFICE	2.7%
BXP, Inc.		525,687	35,473,359
Hudson Pacific Properties, Inc.(b)		143,271	1,551,625
Kilroy Realty Corp.		497,308	18,584,400

			55,609,384

RESIDENTIAL	9.4%
Equity Residential		385,180	24,281,747
Essex Property Trust, Inc.		186,369	48,769,040
Invitation Homes, Inc.		1,981,886	55,076,612
Sun Communities, Inc.		315,964	39,151,099
UDR, Inc.		676,881	24,827,995

			192,106,493

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
RETAIL	7.8%
Agree Realty Corp.		381,138	$27,453,370
Essential Properties Realty Trust, Inc.		483,449	14,339,097
Kimco Realty Corp.		1,606,492	32,563,593
Kite Realty Group Trust		933,085	22,366,048
Realty Income Corp.		282,600	15,930,162
Simon Property Group, Inc.		258,136	47,783,555

			160,435,825

SELF STORAGE	4.4%
Extra Space Storage, Inc.		437,682	56,994,950
Public Storage		125,607	32,595,017

			89,589,967

SPECIALTY	3.6%
Gaming & Leisure Properties, Inc.		287,233	12,836,443
Iron Mountain, Inc.		474,487	39,358,697
Outfront Media, Inc.		370,474	8,928,423
VICI Properties, Inc., Class A		440,326	12,381,967

			73,505,530

TIMBER	0.6%
Weyerhaeuser Co.		520,320	12,326,381

TOTAL UNITED STATES			1,257,075,228

TOTAL COMMON STOCK (Identified cost—$1,636,784,255)			2,023,222,986

RIGHTS	0.0%
SINGAPORE	0.0%
REAL ESTATE—OFFICE	0.0%
Keppel REIT, expires 1/9/26(b)		3,130,369	36,530

TOTAL RIGHTS (Identified cost—$0)			36,530

WARRANTS	0.2%
UNITED STATES	0.2%
REAL ESTATE—OFFICE	0.2%
Hudson Pacific Properties, Inc., exercise price $0.07(b)(e)		251,812	2,709,497

TOTAL WARRANTS (Identified cost—$3,913,163)			2,709,497

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

		Shares	Value
SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.74%(f)		8,169,852	$8,169,852
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(f)		4,404,000	4,404,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$12,573,852)			12,573,852

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$1,653,271,270)	99.6%		2,038,542,865
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		8,593,903

NET ASSETS	100.0%		$2,047,136,768

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2025

Fair Value Hierarchy as of Year End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$2,023,222,986	$—	$—	$2,023,222,986
Rights	—	36,530	—	36,530
Warrants	—	2,709,497	—	2,709,497
Short-Term Investments	—	12,573,852	—	12,573,852

Total Investments in Securities	$2,023,222,986	$15,319,879	$—	$2,038,542,865

Note:	Percentages indicated are based on the net assets of the Fund.
(a)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $6,387,162 which represents 0.3% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $4,193,063 which represents 0.2% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Restricted security. Aggregate holdings equal 0.1% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781.
(e)	These warrants do not have a stated expiration date.
(f)	Rate quoted represents the annualized seven–day yield.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS:
Investments in securities, at value (Identified cost—$1,653,271,270)	$2,038,542,865
Foreign currency, at value (Identified cost—$990,575)	990,910
Receivable for:
Dividends	7,793,195
Fund shares sold	3,402,300
Investment securities sold	11,789
Other assets	17,744

Total Assets	2,050,758,803

LIABILITIES:
Payable for:
Fund shares redeemed	1,599,398
Investment advisory fees	1,212,570
Shareholder servicing fees	338,011
Administration fees	69,649
Distribution fees	16,212
Directors’ fees	410
Other liabilities	385,785

Total Liabilities	3,622,035

NET ASSETS	$2,047,136,768

NET ASSETS consist of:
Paid-in capital	$2,003,001,806
Total distributable earnings/(accumulated loss)	44,134,962

$2,047,136,768

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

CLASS A SHARES:
NET ASSETS	$56,436,450
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,040,570

Net asset value and redemption price per share	$54.24

Maximum offering price per share ($54.24 ÷ 0.955)(a)	$56.80

CLASS C SHARES:
NET ASSETS	$5,788,910
Shares issued and outstanding ($0.001 par value common stock outstanding)	107,121

Net asset value and offering price per share(b)	$54.04

CLASS I SHARES:
NET ASSETS	$1,624,565,471
Shares issued and outstanding ($0.001 par value common stock outstanding)	29,786,634

Net asset value, offering and redemption price per share	$54.54

CLASS R SHARES:
NET ASSETS	$474,242
Shares issued and outstanding ($0.001 par value common stock outstanding)	8,667

Net asset value, offering and redemption price per share	$54.72

CLASS Z SHARES:
NET ASSETS	$359,871,695
Shares issued and outstanding ($0.001 par value common stock outstanding)	6,596,853

Net asset value, offering and redemption price per share	$54.55

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of $2,378,246 of foreign withholding tax)	$61,565,971

Expenses:
Investment advisory fees	14,706,935
Distribution fees—Class A	141,970
Distribution fees—Class C	48,818
Distribution fees—Class R	4,047
Shareholder servicing fees—Class A	56,788
Shareholder servicing fees—Class C	16,273
Shareholder servicing fees—Class I	1,267,454
Administration fees	910,268
Shareholder reporting expenses	185,803
Transfer agent fees and expenses	185,010
Registration and filing fees	127,392
Professional fees	122,424
Custodian fees and expenses	113,648
Directors’ fees and expenses	84,523
Miscellaneous	100,628

Total Expenses	18,071,981
Reduction of Expenses (See Note 2)	(371,292)

Net Expenses	17,700,689

Net Investment Income (Loss)	43,865,282

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	21,759,312
Foreign currency transactions	264,071

Net realized gain (loss)	22,023,383

Net change in unrealized appreciation (depreciation) on:
Investments in securities	129,284,446
Foreign currency translations	96,255

Net change in unrealized appreciation (depreciation)	129,380,701

Net Realized and Unrealized Gain (Loss)	151,404,084

Net Increase (Decrease) in Net Assets Resulting from Operations	$195,269,366

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Change in Net Assets:
From Operations:
Net investment income (loss)	$43,865,282	$39,764,689
Net realized gain (loss)	22,023,383	(6,488,186)
Net change in unrealized appreciation (depreciation)	129,380,701	(9,479,898)

Net increase (decrease) in net assets resulting from operations	195,269,366	23,796,605

Distributions to Shareholders:
Class A	(1,846,080)	(832,483)
Class C	(158,164)	(53,889)
Class I	(55,405,966)	(26,934,031)
Class R	(18,618)	(19,626)
Class Z	(12,553,558)	(3,328,029)
Tax Return of Capital to Shareholders:
Class A	—	(580,417)
Class C	—	(78,238)
Class I	—	(15,498,828)
Class R	—	(14,514)
Class Z	—	(1,790,651)

Total distributions	(69,982,386)	(49,130,706)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	167,872,412	(48,202,399)

Total increase (decrease) in net assets	293,159,392	(73,536,500)
Net Assets:
Beginning of year	1,753,977,376	1,827,513,876

End of year	$2,047,136,768	$1,753,977,376

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$50.77	$51.74	$48.16	$66.13	$54.08

Income (loss) from investment operations:

Net investment income (loss)(a)	1.02	0.97	1.07	0.98	0.49
Net realized and unrealized gain (loss)	4.18	(0.68)	3.85	(17.66)	13.64

Total from investment operations	5.20	0.29	4.92	(16.68)	14.13

Less dividends and distributions to shareholders from:

Net investment income	(1.73)	(0.75)	(1.18)	(0.79)	(2.08)
Tax return of capital	—	(0.51)	(0.16)	(0.50)	—

Total dividends and distributions to shareholders	(1.73)	(1.26)	(1.34)	(1.29)	(2.08)

Net increase (decrease) in net asset value	3.47	(0.97)	3.58	(17.97)	12.05

Net asset value, end of year	$54.24	$50.77	$51.74	$48.16	$66.13

Total return(b)(c)	10.30%	0.53%	10.39%	–25.30%	26.38%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$ 56.4	$ 56.1	$ 61.6	$ 65.9	$ 94.1

Ratios to average daily net assets:

Expenses	1.19%	1.19%	1.19%	1.19%	1.20%

Net investment income (loss)	1.92%	1.85%	2.19%	1.78%	0.80%

Portfolio turnover rate	57%	67%	52%	52%	46%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$50.58	$51.53	$47.96	$65.85	$53.88

Income (loss) from investment operations:

Net investment income (loss)(a)	0.67	0.61	0.75	0.63	0.07
Net realized and unrealized gain (loss)	4.15	(0.66)	3.83	(17.57)	13.60

Total from investment operations	4.82	(0.05)	4.58	(16.94)	13.67

Less dividends and distributions to shareholders from:

Net investment income	(1.36)	(0.39)	(0.85)	(0.45)	(1.70)

Tax return of capital	—	(0.51)	(0.16)	(0.50)	—

Total dividends and distributions to shareholders	(1.36)	(0.90)	(1.01)	(0.95)	(1.70)

Net increase (decrease) in net asset value	3.46	(0.95)	3.57	(17.89)	11.97

Net asset value, end of year	$54.04	$50.58	$51.53	$47.96	$65.85

Total return(b)(c)	9.57%	-0.12%	9.69%	–25.79%	25.57%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$ 5.8	$ 6.8	$ 8.8	$ 9.1	$ 11.8

Ratios to average daily net assets:

Expenses	1.84%	1.84%	1.84%	1.84%	1.85%

Net investment income (loss)	1.27%	1.18%	1.54%	1.16%	0.11%

Portfolio turnover rate	57%	67%	52%	52%	46%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$ 51.04	$ 52.01	$ 48.40	$ 66.48	$ 54.35

Income (loss) from investment operations:

Net investment income (loss)(a)	1.20	1.13	1.23	1.16	0.73
Net realized and unrealized gain (loss)	4.19	(0.68)	3.86	(17.78)	13.66

Total from investment operations	5.39	0.45	5.09	(16.62)	14.39

Less dividends and distributions to shareholders from:

Net investment income	(1.89)	(0.91)	(1.32)	(0.96)	(2.26)
Tax return of capital	—	(0.51)	(0.16)	(0.50)	—

Total dividends and distributions to shareholders	(1.89)	(1.42)	(1.48)	(1.46)	(2.26)

Net increase (decrease) in net asset value	3.50	(0.97)	3.61	(18.08)	12.13

Net asset value, end of year	$ 54.54	$ 51.04	$ 52.01	$ 48.40	$ 66.48

Total return(b)	10.61%	0.83%	10.73%	–25.08%	26.75%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$1,624.6	$1,506.9	$1,582.5	$1,573.7	$2,058.4

Ratios to average daily net assets:

Expenses (before expense reduction)	0.92%	0.93%	0.92%	0.92%	0.92%

Expenses (net of expense reduction)	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income (loss) (before expense reduction)	2.21%	2.13%	2.48%	2.08%	1.16%

Net investment income (loss) (net of expense reduction)	2.23%	2.16%	2.50%	2.10%	1.18%

Portfolio turnover rate	57%	67%	52%	52%	46%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

FINANCIAL HIGHLIGHTS—(Continued)

	Class R
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$51.16	$ 52.13	$ 48.52	$ 66.60	$ 54.49

Income (loss) from investment operations:

Net investment income (loss)(a)	0.75	0.90	1.04	0.90	0.28
Net realized and unrealized gain (loss)	4.39	(0.68)	3.85	(17.78)	13.87

Total from investment operations	5.14	0.22	4.89	(16.88)	14.15

Less dividends and distributions to shareholders from:

Net investment income	(1.58)	(0.68)	(1.12)	(0.70)	(2.04)
Tax return of capital	—	(0.51)	(0.16)	(0.50)	—

Total dividends and distributions to shareholders	(1.58)	(1.19)	(1.28)	(1.20)	(2.04)

Net increase (decrease) in net asset value	3.56	(0.97)	3.61	(18.08)	12.11

Net asset value, end of year	$54.72	$ 51.16	$ 52.13	$ 48.52	$ 66.60

Total return(b)	10.09%	0.38%	10.25%	-25.42%	26.20%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$474.2	$1,440.0	$1,425.2	$1,041.1	$1,621.4

Ratios to average daily net assets:

Expenses	1.34%	1.34%	1.34%	1.34%	1.35%

Net investment income (loss)	1.40%	1.72%	2.12%	1.62%	0.45%

Portfolio turnover rate	57%	67%	52%	52%	46%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

FINANCIAL HIGHLIGHTS—(Continued)

	Class Z
	For the Year Ended December 31,
Per Share Operating Data:	2025	2024	2023	2022	2021
Net asset value, beginning of year	$51.06	$52.02	$48.41	$66.49	$54.35

Income (loss) from investment operations:

Net investment income (loss)(a)	1.26	1.17	1.28	1.21	0.69
Net realized and unrealized gain (loss)	4.15	(0.68)	3.84	(17.80)	13.74

Total from investment operations	5.41	0.49	5.12	(16.59)	14.43

Less dividends and distributions to shareholders from:

Net investment income	(1.92)	(0.94)	(1.35)	(0.99)	(2.29)

Tax return of capital	—	(0.51)	(0.16)	(0.50)	—

Total dividends and distributions to shareholders	(1.92)	(1.45)	(1.51)	(1.49)	(2.29)

Net increase (decrease) in net asset value	3.49	(0.96)	3.61	(18.08)	12.14

Net asset value, end of year	$54.55	$51.06	$52.02	$48.41	$66.49

Total return(b)	10.65%	0.90%	10.79%	–25.04%	26.82%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$359.9	$182.8	$173.2	$137.4	$ 86.2

Ratios to average daily net assets:

Expenses	0.84%	0.84%	0.84%	0.84%	0.85%

Net investment income (loss)	2.35%	2.23%	2.61%	2.26%	1.13%

Portfolio turnover rate	57%	67%	52%	52%	46%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Global Realty Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 14, 1997 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is total return through investment in global real estate equity securities. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of December 31, 2025 are disclosed in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid.Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of December 31, 2025, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

For the year ended December 31, 2025, and through June 30, 2027, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the year ended December 31, 2025, fees waived and/or expenses reimbursed totaled $371,292.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the year ended December 31, 2025, the Fund incurred $784,370 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended December 31, 2025, the Fund has been advised that the distributor received $3,144, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $180 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to interested directors and officers, except for the Chief Compliance Officer who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $11,697 for the year ended December 31, 2025.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2025, totaled $1,264,910,798 and $1,107,316,733, respectively.

Note 4. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended December 31,
	2025	2024
Ordinary income	$69,982,386	$31,168,058
Tax return of capital	—	17,962,648

Total dividends and distributions	$69,982,386	$49,130,706

As of December 31, 2025, the tax-basis components of accumulated earnings, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,729,666,228

Gross unrealized appreciation on investments	$340,597,168
Gross unrealized depreciation on investments	(31,720,513)

Net unrealized appreciation (depreciation) on investments	$308,876,655

Undistributed ordinary income	$5,249,360

During the year ended December 31, 2025, the Fund utilized net capital loss carryforwards of $4,635,748.

As of December 31, 2025, the Fund has a net capital loss carryforward of $ 272,796,974 which may be used to offset future capital gains. The loss is comprised of $127,833,541 of short-term capital loss carryover and $144,963,433 of long-term capital loss carryover, which under current federal income tax rules, may offset capital gains recognized in any future period.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

As of December 31, 2025, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities, certain REIT dividends and unrealized gain on passive foreign investment companies and permanent book/tax differences primarily attributable to prior year adjustments. To reflect reclassifications arising from the permanent differences, paid-in capital was charged $6,067 and total distributable earnings/(accumulated loss) was credited $6,067. Net assets were not affected by this reclassification.

Note 5. Capital Stock

The Fund is authorized to issue 400 million shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 50 million of Class A capital stock, 50 million of Class C capital stock, 50 million of Class F capital stock, 150 million of Class I capital stock, 50 million of Class R capital stock and 50 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A:
Sold	327,459	$17,631,638	256,185	$13,238,848
Issued as reinvestment of dividends and distributions	28,450	1,531,746	22,486	1,164,049
Redeemed	(419,449)	(22,415,848)	(364,794)	(18,979,064)

Net increase (decrease)	(63,540)	$(3,252,464)	(86,123)	$(4,576,167)

Class C:
Sold	9,477	$508,265	6,374	$330,854
Issued as reinvestment of dividends and distributions	2,771	148,680	2,429	125,006
Redeemed	(40,557)	(2,166,319)	(43,562)	(2,246,670)

Net increase (decrease)	(28,309)	$(1,509,374)	(34,759)	$(1,790,810)

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I:
Sold	6,259,024	$335,281,093	8,145,085	$422,391,753
Issued as reinvestment of dividends and distributions	889,635	48,156,513	737,616	38,409,719
Redeemed	(6,884,377)	(367,478,459)	(9,786,704)	(514,958,559)

Net increase (decrease)	264,282	$15,959,147	(904,003)	$(54,157,087)

Class R:
Sold	2,429	$125,757	2,849	$146,071
Issued as reinvestment of dividends and distributions	343	18,618	655	34,140
Redeemed	(22,253)	(1,193,094)	(2,695)	(149,736)

Net increase (decrease)	(19,481)	$(1,048,719)	809	$30,475

Class Z:
Sold	3,858,585	$203,050,295	914,309	$47,333,150
Issued as reinvestment of dividends and distributions	201,169	10,892,656	80,842	4,212,766
Redeemed	(1,042,478)	(56,219,129)	(744,525)	(39,254,726)

Net increase (decrease)	3,017,276	$157,723,822	250,626	$12,291,190

Note 6. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Companies in the real estate industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund’s foreign currency risks.

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Market Disruption and Geopolitical Risk: Geopolitical and market events (including armed conflicts, terrorism, natural disasters, public health emergencies, trade disputes, tariffs, sanctions, and political or economic instability) can cause significant volatility in global markets and may adversely affect the Fund’s investments. Disruptions to supply chains, sharp movements in commodity prices, and changes in investor sentiment or credit conditions may negatively impact issuers, sectors, or entire regions, even those not directly involved in the originating event.

Recent examples include the ongoing conflicts in Ukraine and the Middle East and increasing political polarization around issues such as trade policy, monetary policy and the U.S. debt ceiling. The rapid development and regulation of artificial intelligence technologies may also introduce uncertainty. The scope, severity, and duration of these risks are difficult to predict, but they could materially reduce the value of the Fund’s investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Shareholder Concentration Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Cybersecurity Risk: With the increased use of technologies such as the Internet and artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS—(Continued)

providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 7. Operating Segments

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after December 31, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

Cohen & Steers Global Realty Shares, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Cohen & Steers Global Realty Shares, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cohen & Steers Global Realty Shares, Inc. (the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and portfolio company. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, NY

February 23, 2026

We have served as the auditor of one or more investment companies in the Cohen & Steers family of funds since 1991.

Cohen & Steers Global Realty Shares, Inc.

(The following pages are unaudited)

TAX INFORMATION—2025

For the calendar year ended December 31, 2025, for individual taxpayers, the Fund designates $15,335,524 as qualified dividend income eligible for reduced tax rates and $28,418,341 as qualified business income eligible for 20% deduction. In addition, for corporate taxpayers, 0.02% of the ordinary dividends paid qualified for the dividends received deduction (DRD).

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 330-7348, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s net investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Changes to Principal Investment Strategy

On December 9, 2025, the Fund’s Board approved a change to the Fund’s principal investment strategy regarding the Fund’s minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and account balances

•

Transaction history and account transactions

•

Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call (800) 330-7348

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•

Open an account or buy securities from us

•

Provide account information or give us your contact information

•

Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS

REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS

INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS

INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling (800) 330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

Cohen & Steers Global Realty Shares, Inc.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Chief Financial Officer

Steven Frank

Treasurer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Nargis Hilal

Deputy Chief Compliance Officer

and Vice President

Jon Cheigh

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—CSFAX
Class C—CSFCX
Class F—GRSFX*
Class I—CSSPX
Class R—GRSRX
Class Z—CSFZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Global Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

eDelivery AVAILABLE

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Annual Financial Statements and Additional Information

December 31, 2025

Cohen & Steers

Global Realty

Shares

If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

CSFAXAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date: March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Chief Financial Officer)

Date: March 4, 2026